Goodwill (Tables)	12 Months Ended
Apr. 30, 2012
Summary of Goodwill

Balance, April 30, 2010	$425,514
Foreign currency translation	22,607

Balance, April 30, 2011	448,121
Foreign currency translation	(14,310)

Balance, April 30, 2012	$433,811